Note 16 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
16.
PROPERTY, PLANT AND EQUIPMENT

The majority of the Company's property, plant and equipment is used in the Company's seven
operating mine segments. Property, plant and equipment is depreciated using either the straight-line or units-of-production method over the shorter of the estimated useful life of the asset or the expected life of mine. Where an item of property, plant and equipment comprises of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment. Assets under construction are recorded at cost and re-allocated to land and buildings, machinery and equipment or other when they become available for use.

Property, plant and equipment are comprised of the following:

	Land and Buildings (1)	Machinery and Equipment	Assets under Construction	Other	Total
Cost
At December 31, 2016	$133,122	$325,230	$21,815	$13,150	$493,317
Additions	—	6,295	17,281	123	23,699
Transfers and disposals	1,276	10,374	(17,147)	1,438	(4,059)
At December 31, 2017	$134,398	$341,899	$21,949	$14,711	$512,957
Additions	9	4,411	28,669	621	33,710
Acquired from Primero (Note 4)	40,404	70,064	7,169	5,178	122,815
Transfers and disposals	3,053	14,488	(22,114)	2,900	(1,673)
At December 31, 2018	$177,864	$430,862	$35,673	$23,410	$667,809
Accumulated depreciation, amortization and impairment
At December 31, 2016	$(65,982)	$(180,362)	$—	$(9,335)	$(255,679)
Depreciation and amortization	(8,347)	(34,556)	—	(1,896)	(44,799)
Transfers and disposals	226	961	—	186	1,373
Impairment (Note 17)	(12,301)	(9,396)	—	(103)	(21,800)
At December 31, 2017	$(86,404)	$(223,353)	$—	$(11,148)	$(320,905)
Depreciation and amortization	(8,215)	(36,650)	—	(1,777)	(46,642)
Impairment (Note 17)	(16,639)	(33,420)	—	(631)	(50,690)
Transfers and disposals	—	1,464	—	48	1,512
At December 31, 2018	$(111,258)	$(291,959)	$—	$(13,508)	$(416,725)
Carrying values
At December 31, 2017	$47,994	$118,546	$21,949	$3,563	$192,052
At December 31, 2018	$66,606	$138,903	$35,673	$9,902	$251,084

(
1
) Included in land and buildings is
$11.5
million (
December
31,
2017
-
$5.9
 million) of land which is
not
 subject to depreciation.

Property, plant and equipment, including land and buildings, machinery and equipment, assets under construction and other assets above are allocated by mine as follow:

	San Dimas	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	Other	Total
Cost
At December 31, 2016	$—	$69,370	$116,923	$94,693	$117,128	$45,879	$25,751	$23,573	$493,317
Additions	—	2,913	7,246	3,630	1,473	3,724	2,029	2,684	23,699
Transfers and disposals	—	1,401	29	(1,832)	(1,400)	(2,062)	335	(530)	(4,059)
At December 31, 2017	$—	$73,684	$124,198	$96,491	$117,201	$47,541	$28,115	$25,727	$512,957
Additions	5,750	3,066	8,812	2,564	3,016	2,375	1,296	6,831	33,710
Acquired from Primero (Note 4)	122,815	—	—	—	—	—	—	—	122,815
Transfers and disposals	(802)	(79)	(864)	(9)	1,311	1,784	(2,648)	(366)	(1,673)
At December 31, 2018	$127,763	$76,671	$132,146	$99,046	$121,528	$51,700	$26,763	$32,192	$667,809

Accumulated depreciation, amortization and impairment
At December 31, 2016	$—	$(15,870)	$(72,013)	$(46,566)	$(63,234)	$(25,782)	$(18,347)	$(13,867)	$(255,679)
Depreciation and amortization	—	(12,181)	(8,779)	(6,585)	(8,580)	(3,691)	(2,974)	(2,009)	(44,799)
Transfers and disposals	—	(847)	523	167	35	1,684	(333)	144	1,373
Impairment	—	—	—	—	(21,800)	—	—	—	(21,800)
At December 31, 2017	$—	$(28,898)	$(80,269)	$(52,984)	$(93,579)	$(27,789)	$(21,654)	$(15,732)	$(320,905)
Depreciation and amortization	(8,179)	(8,397)	(9,646)	(8,489)	(3,761)	(4,388)	(2,161)	(1,621)	(46,642)
Impairment (Note 17)	—	—	—	(30,062)	(17,609)	—	(3,019)	—	(50,690)
Transfers and disposals	634	288	829	92	(804)	(1,150)	1,546	77	1,512
At December 31, 2018	$(7,545)	$(37,007)	$(89,086)	$(91,443)	$(115,753)	$(33,327)	$(25,288)	$(17,276)	$(416,725)

Carrying values
At December 31, 2017	$—	$44,786	$43,929	$43,507	$23,622	$19,752	$6,461	$9,995	$192,052
At December 31, 2018	$120,218	$39,664	$43,060	$7,603	$5,775	$18,373	$1,475	$14,916	$251,084